Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Calamos Global Dynamic Income Fund
2020 Calamos Court
Naperville, Illinois 60563

under the

Investment Company Act of 1940

Securities Act File No. 333-144660
Investment Company Act File No. 811-22047

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Calamos Global Dynamic Income Fund (the “Trust”) to be redeemed:

Auction Rate Cumulative Preferred Shares, Liquidation Preference $25,000 per share, Series M (CUSIP #12811L206), Series T (CUSIP #12811L305), Series W (CUSIP #12811L404), Series TH (CUSIP #12811L503) and Series F (CUSIP #12811L602) (the “APS”).

(2)	The securities are to be called or redeemed no earlier than on the following dates:

Series	Date
M	May 12, 2008
T	May 13, 2008
W	May 14, 2008
TH	May 15, 2008
F	May 16, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The APS are to be redeemed pursuant to Section 3(a)(i) of the Calamos Global Dynamic Income Fund Statement of Preferences of Auction Rate Cumulative Preferred Shares.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Trust intends to redeem, by lot (as determined by The Depository Trust Company), the number of outstanding APS set forth below:

Series	Number of Shares
M	2,400
T	2,400
W	2,400
TH	2,400
F	2,400

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 5th day of May, 2008.

CALAMOS GLOBAL DYNAMIC INCOME FUND

By:	/s/Stathy Darcy
Name: Stathy Darcy
Title: Secretary